Cover Page	Sep. 08, 2023
Document Information [Line Items]
Document Type	8-K
Entity Registrant Name	Spark Networks SE
Entity Central Index Key	0001705338
Amendment Flag	false
Entity Incorporation, State or Country Code	2M
Entity File Number	001-38252
Entity Address, Address Line One	Kohlfurter Straße 41/43
Entity Address, City or Town	Berlin
Entity Address, Country	DE
Entity Address, Postal Zip Code	10999
Country Region	+49
City Area Code	30
Local Phone Number	868000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Document Period End Date	Sep. 08, 2023